Balance Sheet Details (Tables)	9 Months Ended
Sep. 30, 2019
Balance Sheet Details [Abstract]
Property and Equipment

	September 30, 2019	December 31, 2018
Laboratory equipment	$7,349,000	$6,990,000
Furniture and fixtures	627,000	627,000
Office and computer equipment	319,000	260,000
Leasehold improvements	3,325,000	3,266,000
Total	11,620,000	11,143,000
Less: accumulated depreciation	(9,090,000)	(7,894,000)
Property and equipment, net	$2,530,000	$3,249,000